UNITED INVESTORS LIFE INSURANCE COMPANY

Supplement dated November 7, 2003 to Prospectuses and Statements of Additional

Information dated May 1, 2003

•	Titanium Investor Variable Annuity Policy

•	Titanium Investor Variable Universal Life Insurance Policy

Evergreen Investments (“Evergreen”) recently advised that they intend to close the Evergreen VA Equity Index Fund on December 23, 2003.

Accordingly, effective November 3, 2003, the Evergreen VA Equity Index Fund subaccount will no longer be available for new investments in the Titanium Investor Variable Annuity and Titanium Investor Universal Life Insurance Policies.

Please keep this Supplement with your Prospectus and Statement of Additional Information dated May 1, 2003.

UI-636, Ed. 11/03